RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties current:
Amounts due from related parties current	¥ 75,519	$ 11,574,000	¥ 301,665
Amounts due from related parties non-current:
Amounts due from related parties non current	20,562	3,151,000	20,654
Amounts due to related parties current:
Amount due to a related party	51,007	7,817,000	166,935
Amounts due from related parties non-current:
Amounts due to related parties non current	747,746	114,597,000	745,899
Marble Stone SH Group Limited ("Marble SH")
Amounts due from related parties current:
Amounts due from related parties current			100,106
Shihua DC Investment Group Limited ("Shihua Investment Group") [Member]
Amounts due from related parties current:
Amounts due from related parties current			82,542
Xiaomi Communication Technology Limited and Beijing Xiaomi Mobile Software Limited
Amounts due from related parties current:
Amounts due from related parties current			39,778
Marble Stone Holdings Limited ("Marble Holdings")
Amounts due from related parties current:
Amounts due from related parties current			29,736
Shihua DC Investment Management Limited ("Shihua Investment Management")
Amounts due from related parties current:
Amounts due from related parties current			27,905
Amounts due to related parties current:
Amount due to a related party			22,484
WiFire (Beijing) Technology Co., Ltd.
Amounts due to related parties current:
Amount due to a related party			6,330
Shanghai Shibei Hi-Tech Co., Ltd.
Amounts due from related parties current:
Amounts due from related parties current	9,800	1,502,000	9,800
Beijing Kingsoft Cloud Network Technology Limited
Amounts due to related parties current:
Amount due to a related party			1,073
Beijing Taiji Data Tech Co Ltd
Amounts due from related parties current:
Amounts due from related parties current			9,499
Qidi Bus (Beijing) Technology Co., Ltd
Amounts due from related parties current:
Amounts due from related parties current			1,249
Apurimac Partners Limited
Amounts due to related parties current:
Amount due to a related party	783	120,000
Other Related Party Transactions
Amounts due from related parties current:
Amounts due from related parties current	1,146	176,000	1,050
Amounts due from related parties non-current:
Amounts due from related parties non current	1,286	197,000	596
Amounts due to related parties current:
Amount due to a related party	576	88,000	950
Shanghai Puping
Amounts due from related parties current:
Amounts due from related parties current	62,531	9,583,000
Ziguang Financial Leasing Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	6,289	964,000	8,195
Amounts due to related parties current:
Amount due to a related party	31,681	4,855,000	27,160
Amounts due from related parties non-current:
Amounts due to related parties non current	22,247	3,409,000	47,388
Beijing Tuspark Harmonious Investment Development Co Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	11,863	1,818,000	11,863
Amounts due to related parties current:
Amount due to a related party	13,557	2,078,000	24,917
Amounts due from related parties non-current:
Amounts due to related parties non current	715,992	109,731,000	698,511
Shihua DC Investment Holdings Limited
Amounts due to related parties current:
Amount due to a related party			¥ 84,021
Ziguang Financial Leasing Co., Ltd
Amounts due from related parties current:
Amounts due from related parties current	2,042	313,000
Beijing Qidi Yefeng Investment Co., Ltd
Amounts due from related parties non-current:
Amounts due from related parties non current	1,124	172,000
Amounts due to related parties current:
Amount due to a related party	4,410	676,000
Amounts due from related parties non-current:
Amounts due to related parties non current	¥ 9,507	$ 1,457,000